Warrants (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2023
Warrants [Line Items]
Issued warrants (in Shares)				1,336,723
Warrant price per share		$ 0.1		$ 0.00339
Preferred stock warrant additional paid-in capital (in Dollars)		$ 0.2
Qualified offering, percentage	90.00%
No qualified offering, percentage	10.00%
Public warrants expire years		5 years
Common stock exceeds price per share		$ 12
Warrant [Member]
Warrants [Line Items]
Warrant price per share		$ 0.01
Warrant liability final warrant value (in Dollars)		$ 0.2
Common stock exceeds price per share		$ 18
Private Placement [Member]
Warrants [Line Items]
Warrant price per share			$ 11.5
Warrants to purchase (in Shares)			9,583,333
Private Placement [Member] | Sponsor [Member]
Warrants [Line Items]
Warrant price per share			$ 11.5
Warrants to purchase (in Shares)			5,000,000
Private Placement [Member] | Related Party [Member]
Warrants [Line Items]
Public placement warrants price per share		18
Public Warrants [Member]
Warrants [Line Items]
Warrant price per share		$ 18
Warrants to purchase (in Shares)		14,583,333
Common Stock [Member]
Warrants [Line Items]
Common stock exceeds price per share		$ 10
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Common stock exceeds price per share		$ 10